Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Salary and welfare payables	137,842	138,669
Refund liability(1)	112,342	64,393
Other tax liabilities(2)	36,739	56,142
Advanced deposits(3)	28,822	30,647
Accrued marketing expenses	40,934	27,462
Accrued service fees(4)	11,188	10,860
Payables to educational institutions(5)	10,683	9,357
Payables for leasehold improvement and intangible assets	796	570
Other payables	25,519	27,911
Total	404,865	366,011

(1)
Refund liability represented the tutoring fee collected by the Group which the Group estimates it will refund back to its customers as a result of its refund policy.
(2)
The balance represented accrued income tax payable and other tax liabilities in accordance with local tax laws.
(3)
Advanced deposits primarily included down payments paid by prospective customers before contracts signing.
(4)
The balance represented accrued expenses for outsourced service providers and other professional services.
(5)
The balance represented tuition fees collected from the students for their registrations with educational institutions.